Stock-Based Compensation (Details) - Schedule of classification of RSU's expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost of revenue [Member]
Stock-Based Compensation (Details) - Schedule of classification of RSU's expenses [Line Items]
Total stock-based compensation-RSUs	$ 317	$ 6
Research and development [Member]
Stock-Based Compensation (Details) - Schedule of classification of RSU's expenses [Line Items]
Total stock-based compensation-RSUs	3,034	22
Selling, general and administrative [Member]
Stock-Based Compensation (Details) - Schedule of classification of RSU's expenses [Line Items]
Total stock-based compensation-RSUs	2,578	18
Total stock-based compensation-RSUs [Member]
Stock-Based Compensation (Details) - Schedule of classification of RSU's expenses [Line Items]
Total stock-based compensation-RSUs	$ 5,929	$ 46